Vanguard Funds

Supplement Dated February 27, 2025, to the Statement of Additional Information

At a special meeting of shareholders held on February 26, 2025, shareholders of the Vanguard funds elected Tara Bunch, Mark Loughridge, Scott C. Malpass, John Murphy, Lubos Pastor, Rebecca Patterson, André F. Perold, Salim Ramji, Sarah Bloom Raskin, Grant Reid, David Thomas, Barbara Venneman, and Peter F. Volanakis as trustees. Mr. Murphy, Ms. Patterson, Mr. Ramji, and Ms. Venneman have not previously served as trustees.

Emerson Fullwood and F. Joseph Loughrey retired from the funds’ boards of trustees effective February 26, 2025.

Statement of Additional Information Text Changes

In the Management of the Fund(s) section under Officers and Trustees, the following replaces similar text in the paragraph about the board’s audit committee:

The Audit and Risk Committee of the board, which is composed of Sarah Bloom Raskin, Peter F. Volanakis, Tara Bunch, and Mark Loughridge, each of whom is an independent trustee, oversees the management of financial risks and controls and enterprise-wide risk management. The Audit and Risk Committee serves as the channel of communication between the independent auditors of the funds and the board with respect to financial statements and financial reporting processes, systems of internal control, and the audit process. The committee also serves as a channel of communication between risk management personnel and the board with respect to enterprise-wide risk management. Vanguard’s head of internal audit reports directly to the Audit and Risk Committee. The committee receives reports in writing and in person on a regular basis from Vanguard’s head of internal audit and Vanguard’s chief risk officer. Although the Audit and Risk Committee is responsible for overseeing the management of financial risks and enterprise-wide risk management, the entire board is regularly informed of these risks through the committee’s reports.

In the Management of the Fund(s) section under Officers and Trustees, the biographical table is replaced as follows:

			Principal Occupation(s)	Number of
	Position(s)	Vanguard	During the Past Five Years,	Vanguard Funds
	Held With	Funds’ Trustee/	Outside Directorships,	Overseen by
Name, Year of Birth	Funds	Officer Since	and Other Experience	Trustee/Officer
Interested Trustee1
Salim Ramji	Chief Executive	CEO and	Chief executive officer and president of each of the	215
(1970)	Officer and	President since	investment companies served by Vanguard
	President	July 2024;	(2024–present). Chief executive officer and director of
		Trustee since	Vanguard (2024–present). Global head of iShares and
		February 2025	of index investing of BlackRock (2019–2024) and
member of iShares fund board (2019–2024). Head of
U.S. Wealth Advisory of BlackRock (2015–2019).
Member of investment committee of Friends
Seminary. Trustee of Graham Windham (child-welfare
organization). Member of the international leadership
council of the University of Toronto.
1 Mr. Ramji is considered an “interested person” as defined in the 1940 Act because he is an officer of the Funds.
Independent Trustees
Tara Bunch	Trustee	November 2021	Head of global operations at Airbnb (2020–present).	215
(1962)			Vice president of AppleCare (2012–2020). Member of
the boards of the University of California, Berkeley
School of Engineering, and Santa Clara University’s
School of Business.
			Principal Occupation(s)	Number of
	Position(s)	Vanguard	During the Past Five Years,	Vanguard Funds
	Held With	Funds’ Trustee/	Outside Directorships,	Overseen by
Name, Year of Birth	Funds	Officer Since	and Other Experience	Trustee/Officer
Mark Loughridge	Independent	March 2012	Senior vice president and chief financial officer (retired	215
(1953)	Chair		2013) of IBM (information technology services).
			Fiduciary member of IBM’s Retirement Plan
			Committee (2004–2013), senior vice president and
			general manager (2002–2004) of IBM Global
			Financing, and vice president and controller
			(1998–2002) of IBM. Member of the Council on
			Chicago Booth.
Scott C. Malpass	Trustee	March 2012	Co-founder and managing partner (2022–present) of	215
(1962)			Grafton Street Partners (investment advisory firm).
			Chief investment officer and vice president of the
			University of Notre Dame (retired 2020). Chair of the
			board of Catholic Investment Services, Inc.
			(investment advisor). Member of the board of
			superintendence of the Institute for the Works of
			Religion. Member of the board of directors of Paxos
			Trust Company (finance).
John Murphy	Trustee	February 2025	President (2022–present), chief financial officer	215
(1962)			(2019–present), and president of the Asia Pacific
			group (2016–2018) of The Coca-Cola Company
			(TCCC). Member of the board of directors of
			Mexico-based Coca-Cola FEMSA (beverage bottler
			company); The Coca-Cola Foundation (TCCC’s
			philanthropic arm); and Engage (innovation and
			corporate venture platform supporting startups).
			Member of the board of trustees of the Woodruff Arts
			Center.
Lubos Pastor	Trustee	Janaury 2024	Charles P. McQuaid Distinguished Service Professor	215
(1974)			of Finance (2023–present) at the University of
			Chicago Booth School of Business; Charles P.
			McQuaid Professor of Finance at the University of
			Chicago Booth School of Business (2009–2023).
			Managing director (2024–present) of Andersen
			(professional services) and a member of the Advisory
			Board of the Andersen Institute for Finance and
			Economics. President of the European Finance
			Association. Member of the board of the Fama-Miller
			Center for Research in Finance. Research associate
			at the National Bureau of Economic Research.
			Member of the Center for Research in Security Prices
			(CRSP) Index Advisory Council and Advisory Board.
Rebecca Patterson	Trustee	February 2025	Chief investment strategist at Bridgewater Associates	215
(1968)			LP (2020–2023). Chief investment officer at Bessemer
			Trust (2012–2019). Member of the Council on Foreign
			Relations and the Economic Club of New York. Chair
			of the Board of Directors of the Council for Economic
			Education. Member of the Board of the University of
			Florida Investment Corporation.
André F. Perold	Trustee	December 2004	George Gund Professor of Finance and Banking,	215
(1952)			Emeritus at the Harvard Business School (retired
			2011). Chief investment officer and partner of
			HighVista Strategies LLC (private investment firm).
			Board member of RIT Capital Partners (investment
			firm).
			Principal Occupation(s)	Number of
	Position(s)	Vanguard	During the Past Five Years,	Vanguard Funds
	Held With	Funds’ Trustee/	Outside Directorships,	Overseen by
Name, Year of Birth	Funds	Officer Since	and Other Experience	Trustee/Officer
Sarah Bloom Raskin	Trustee	January 2018	Deputy secretary (2014–2017) of the U.S. Department	215
(1961)			of the Treasury. Governor (2010–2014) of the Federal
			Reserve Board. Commissioner (2007–2010) of
			financial regulation for the State of Maryland. Colin W.
			Brown Distinguished Professor of the Practice, Duke
			Law School (2021–present); Rubenstein fellow, Duke
			University (2017–2020); distinguished fellow of the
			Global Financial Markets Center, Duke Law School
			(2020–2022); and senior fellow, Duke Center on Risk
			(2020–present). Partner of Kaya Partners (climate
			policy advisory services).
Grant Reid	Trustee	July 2023	Senior operating partner (2023–present) of CVC	215
(1959)			Capital (alternative investment manager). Chief
			executive officer and president (2014–2022) and
			member of the board of directors (2015–2022) of
			Mars, Incorporated (multinational manufacturer).
			Member of the board of directors of Marriott
			International, Inc. Member of the board of the
			Sustainable Markets Initiative (environmental
			services) and chair of the Sustainable Markets
			Initiative’s Agribusiness Task Force.
David Thomas	Trustee	July 2021	President of Morehouse College (2018–present).	215
(1956)			Professor of Business Administration, Emeritus at
			Harvard University (2017–2018) and dean
			(2011–2016) and professor of management at
			Georgetown University, McDonough School of
			Business (2016–2017). Director of DTE Energy
			Company. Trustee of Commonfund.
Barbara Venneman	Trustee	February 2025	Global head of Deloitte Digital (retired 2024) and	215
(1964)			member of the Deloitte Global Consulting Executive
			Committee (retired 2024) at Deloitte Consulting LLP.
			Member of the board of Reality Changers (educational
			nonprofit).
Peter F. Volanakis	Trustee	July 2009	President and chief operating officer (retired 2010) of	215
(1955)			Corning Incorporated (communications equipment)
			and director of Corning Incorporated (2000–2010) and
			Dow Corning (2001–2010). Overseer of the Amos
			Tuck School of Business Administration, Dartmouth
			College (2001–2013). Member of the BMW Group
			Mobility Council.
Executive Officers
Jacqueline Angell	Chief	November 2022	Principal of Vanguard. Chief compliance officer	215
(1974)	Compliance		(2022–present) of Vanguard and of each of the
	Officer		investment companies served by Vanguard. Chief
			compliance officer (2018–2022) and deputy chief
			compliance officer (2017–2019) of State Street.
Christine Buchanan	Chief Financial	November 2017	Principal of Vanguard. Chief financial officer	215
(1970)	Officer		(2021–present) and treasurer (2017–2021) of each of
			the investment companies served by Vanguard.
			Partner (2005–2017) at KPMG (audit, tax, and
			advisory services).
			Principal Occupation(s)	Number of
	Position(s)	Vanguard	During the Past Five Years,	Vanguard Funds
	Held With	Funds’ Trustee/	Outside Directorships,	Overseen by
Name, Year of Birth	Funds	Officer Since	and Other Experience	Trustee/Officer
Gregory Davis	Vice President	July 2024	Vice president of each of the investment companies	215
(1970)			served by Vanguard (2024–present). President
			(2024–present) and director (2024–present) of
			Vanguard. Chief investment officer (2017–present) of
			Vanguard. Principal (2014–present) and head of the
			Fixed Income Group (2014–2017) of Vanguard.
			Asia-Pacific chief investment officer (2013–2014) and
			director of Vanguard Investments Australia, Ltd.
			(2013–2014). Member of the Treasury Borrowing
			Advisory Committee of the U.S. Department of the
			Treasury. Member of the investment advisory
			committee on Financial Markets for the Federal
			Reserve Bank of New York. Vice chairman of the
			board of the Children’s Hospital of Philadelphia.
John Galloway	Investment	September 2020	Principal of Vanguard. Investment stewardship officer	215
(1973)	Stewardship		(2020–present) of each of the investment companies
	Officer		served by Vanguard. Head of Investor Advocacy
			(2020–present) and head of Marketing Strategy and
			Planning (2017–2020) at Vanguard. Special Assistant
			to the President of the United States (2015).
Ashley Grim	Treasurer	February 2022	Treasurer (2022–present) of each of the investment	215
(1984)			companies served by Vanguard. Fund transfer agent
			controller (2019–2022) and director of Audit Services
			(2017–2019) at Vanguard. Senior manager
			(2015–2017) at PriceWaterhouseCoopers (audit and
			assurance, consulting, and tax services).
Jodi Miller	Finance Director	September 2022	Principal of Vanguard. Finance director	215
(1980)			(2022–present) of each of the investment companies
			served by Vanguard. Head of Enterprise Investment
			Services (2020–present), head of Retail Client
			Services & Operations (2020–2022), and head of
			Retail Strategic Support (2018–2020) at Vanguard.
Tonya T. Robinson	Secretary	October 2024	General counsel of Vanguard (2024–present).	215
(1970)			Secretary (2024–present) of Vanguard and of each of
			the investment companies served by Vanguard.
			Managing director (2024–present) of Vanguard.
			General counsel (2017–2024) and vice chair for
			Legal, Regulatory and Compliance (2019–2024) at
			KPMG LLP. Member of the board of the National
			Women’s Law Center and the National Women’s Law
			Center Action Fund. Member of the board of the
			Ethics Research Center. Member of the board of
			visitors for the Duke University Sanford School of
			Public Policy. Member of the Advisory Council for the
			Diversity Lab. Member of the Pro Bono Institute
			Corporate Pro Bono Advisory Board.
Michael Rollings	Finance Director	February 2017	Finance director (2017–present) and treasurer (2017)	215
(1963)			of each of the investment companies served by
			Vanguard. Managing director (2016–present) of
			Vanguard. Chief financial officer (2016–present) of
			Vanguard. Director (2016–present) of Vanguard
			Marketing Corporation. Executive vice president and
			chief financial officer (2006–2016) of MassMutual
			Financial Group.

The paragraph following the biographical table is replaced with the following text:

With the exception of Mr. Ramji, all of the trustees are independent. The trustees designate a chair of the board. Mr. Loughridge, an independent trustee, serves as chair. The independent chair is a spokesperson and principal point of contact for the trustees, including the independent trustees, and is responsible for coordinating the activities of the trustees, including calling regular executive sessions of the independent trustees, developing the agenda of each board meeting together with the chief executive officer, and chairing the meetings of the trustees.

In addition, the description and members of each committee are restated as follows:

■Audit and Risk Committee: This committee oversees the accounting and financial reporting policies, the systems of internal controls, the independent audits of each fund, and enterprise-wide risk management. Ms. Raskin and Mr. Volanakis co-chair the committee. The following independent trustees serve as members of the committee: Ms. Bunch and Mr. Loughridge.

■Compensation Committee: This committee oversees the compensation programs established by each fund for the benefit of its trustees. Mr. Reid chairs the committee. The following independent trustees serve as members of the committee: Mr. Loughridge, Mr. Murphy, and Ms. Patterson.

■Independent Governance Committee: This committee assists the board in fulfilling its responsibilities and is empowered to exercise board powers in the intervals between board meetings unless such action is prohibited by applicable law or Trust bylaws. Mr. Loughridge chairs the committee. The following independent trustees serve as members of the committee: Mr. Pastor, Mr. Perold, Ms. Raskin, and Mr. Volanakis.

■Investment Committees: These committees assist the board in its oversight of investment advisors to the funds and in the review and evaluation of materials relating to the board’s consideration of investment advisory agreements with the funds. Mr. Pastor and Mr. Malpass each chair one of the committees. Each trustee serves on one of two investment committees.

■Nominating Committee: This committee nominates candidates for election to the board of trustees of each fund. The committee also has the authority to recommend the removal of any trustee. Ms. Bunch chairs the committee. The following independent trustees serve as members of the committee: Mr. Loughridge, Mr. Malpass, Dr. Thomas, and Ms. Venneman.

The Nominating Committee will consider shareholder recommendations for trustee nominees. Shareholders may send recommendations to Ms. Bunch, chair of the committee.

The following is added under “Trustee Compensation”:

“Interested” Trustee. Mr. Ramji serves as a trustee, but is not compensated in this capacity. He is, however, compensated in his role as an officer of Vanguard.

©2025 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor.

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